Consolidated Statements of Changes In Shareholders’ Equity - USD ($) $ in Thousands		Ordinary Shares		Additional paid-up capital	Other reserve	Retained earnings	Total
Balance at Dec. 31, 2021			[1],[2]	$ 695	$ 46	$ 10,916	$ 11,657
Balance (in Shares) at Dec. 31, 2021	[1]	15,000
Net income			[1]			253	253
Balance at Dec. 31, 2022			[1],[2]	695	46	11,169	11,910
Balance (in Shares) at Dec. 31, 2022	[1]	15,000
Dividends			[1]			(11,237)	(11,237)
Net income			[1]			1,152	1,152
Balance at Dec. 31, 2023			[1],[2]	695	46	1,084	1,825
Balance (in Shares) at Dec. 31, 2023	[1]	15,000
Dividends			[1]			(1,500)	(1,500)
Net income			[1]			1,028	1,028
Balance at Dec. 31, 2024			[1],[2]	$ 695	$ 46	$ 612	$ 1,353
Balance (in Shares) at Dec. 31, 2024	[1]	15,000

[1]	Retrospectively restated for the effect of 1:200 forward stock split of our Ordinary Shares and the shares surrendered by our existing shareholders.
[2]	— Denotes amount less than US$1,000.